ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) (USD $)	1 Months Ended	12 Months Ended
	Apr. 30, 2007	Aug. 31, 2013 Leases	May 31, 2014	Aug. 31, 2012	Sep. 30, 2008	Jul. 31, 2004
Common stock, shares authorized		100,000,000	100,000,000	100,000,000	100,000,000	25,000,000
Reverse Stock Split, conversion ratio	0.50
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Number of leases held		2
Lease term		19 years
Round Top Project - Hudspeth County, TX | Rare Earths Project
Lease acreage		950
Round Top Project - Hudspeth County, TX | Rare Earths Project
Lease acreage		9,345